Interest Income (Tables)	12 Months Ended
Dec. 31, 2019
Interest Income [Abstract]
Schedule of income from interest
For the years ended December 31, 2019, 2018 and 2017 the income from interest, was attributable to the following items:

	For the years ended December 31,
	2019				2018				2017
	Interest	Inflation adjustments	Prepaid fees	Total	Interest	Inflation adjustments	Prepaid fees	Total	Interest	Inflation adjustments	Prepaid fees	Total
Items	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Resale agreements	718	-	-	718	903	-	-	903	939	-	-	939
Interbank loans	1,263	-	-	1,263	897	-	-	897	969	-	-	969
Commercial loans	780,284	160,462	16,478	957,224	771,405	153,851	11,008	936,264	752,013	85,389	10,525	847,927
Mortgage loans	349,663	283,820	455	633,938	330,055	266,691	909	597,655	320,041	149,303	414	469,758
Consumer loans	593,705	384	8,107	602,196	579,929	439	6,166	586,534	612,932	363	4,738	618,033
Investment instruments	71,150	26,169	-	97,319	75,423	24,790	-	100,213	74,000	5,797	-	79,797
Other interest income	18,387	3,592	-	21,979	16,644	4,013	-	20,657	12,172	1,538	-	13,710

Interest income not including income from hedge accounting	1,815,170	474,427	25,040	2,314,637	1,775,256	449,784	18,083	2,243,123	1,773,066	242,390	15,677	2,031,133

Schedule of interest expense
For the years ended December 31, 2019, 2018 and 2017, the expense from interest expense, excluding expense from hedge accounting, is as follows:

	For the years ended December 31,
	2019			2018			2017
	Interest	Inflation adjustments	Total	Interest	Inflation adjustments	Total	Interest	Inflation adjustments	Total
Items	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Demand deposits	(14,018)	(1,508)	(15,526)	(14,914)	(1,371)	(16,285)	(13,851)	(695)	(14,546)
Repurchase agreements	(9,710)	-	(9,710)	(6,439)	-	(6,439)	(6,514)	-	(6,514)
Time deposits and liabilities	(335,307)	(27,172)	(362,479)	(317,061)	(35,284)	(352,345)	(341,821)	(20,509)	(362,330)
Interbank loans	(50,354)	-	(50,354)	(39,971)	-	(39,971)	(26,805)	-	(26,805)
Issued debt instruments	(250,512)	(145,487)	(395,999)	(241,455)	(133,227)	(374,682)	(220,027)	(76,170)	(296,197)
Other financial liabilities	(1,310)	(33)	(1,343)	(2,698)	(110)	(2,808)	(2,946)	(303)	(3,249)
Lease contracts	(2,965)	-	(2,965)	-	-	-	-	-	-
Other interest expense	(16,651)	(11,300)	(27,951)	(6,929)	(10,497)	(17,426)	(5,236)	(4,973)	(10,209)
Interest expense not including expenses from hedge accounting	(680,827)	(185,500)	(866,327)	(629,467)	(180,489)	(809,956)	(617,200)	(102,650)	(719,850)

Schedule of income and expense from interest
For the years ended December 31, 2019, 2018 and 2017, the income and expense from interest is as follows:

	For the years ended December 31,
	2019	2018	2017
Items	MCh$	MCh$	MCh$

Interest income not including income from hedge accounting	2,314,637	2,243,123	2,031,133
Interest expense not including expense from hedge accounting	(866,327)	(809,956)	(719,850)

Net Interest income (expense) from hedge accounting	1,448,310	1,433,167	1,311,283

Hedge accounting (net)	(31,346)	(18,799)	15,408

Total net interest income	1,416,964	1,414,368	1,326,691